OTHER NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2017
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

8 OTHER NON-CURRENT ASSETS

        Other non-current assets consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Deposits for leases	62,985	100,291
Other deposits	15,000	15,500
Others	20,740	21,220

	98,725	137,011

        Deposits for leases amounted to RMB62,985 and RMB100,291 as of December 31, 2016 and September 30, 2017, respectively, which are expected to be refunded after one year of the balance sheet date at the end of the lease term. Deposits for leases, which are expected to be refunded within one year of the balance sheet date, are recorded in other current assets.